OUR PEOPLE - Summary of Geographical Distribution of Staff (Details) - number_of_employee	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Average number of staff	103,277	111,281	114,732
North America
Disclosure of geographical areas [line items]
Average number of staff	20,384	22,474	23,562
United Kingdom
Disclosure of geographical areas [line items]
Average number of staff	11,052	11,816	12,457
Western Continental Europe
Disclosure of geographical areas [line items]
Average number of staff	21,053	22,533	23,580
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
Disclosure of geographical areas [line items]
Average number of staff	50,788	54,458	55,133